INCOME TAX (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current income tax [Abstract]
Current income tax benefit in respect of the current year		$ 0	$ 0	$ 0
Deferred income tax [Abstract]
Origination and reversal of temporary differences		0	0	0
Income tax expense reported in profit or loss		0	0	0
Reconciliation between tax expense and accounting loss before income tax [Abstract]
Accounting loss before income tax		(13,097)	(7,115)	(5,955)
At the domestic income tax rate of 27.5% (2017: 27.5%)		(3,602)	(1,957)	(1,638)
Effect of changes in Australian income tax rate		0	0	63
Effect of different tax rates in the United States		261	(284)	(297)
Effect of change in income tax rate in the United States	[1]	2,202	0	0
Expenditure not allowable for income tax purposes		615	844	263
Income not assessable for income tax purposes		0	(15)	0
Capital allowances		(652)	0	0
Adjustments in respect of deferred income tax of previous years		(160)	(416)	(95)
Effect of deferred tax assets not brought to account		1,336	1,828	1,704
Income tax expense reported in profit or loss		0	0	0
Deferred Tax Liabilities [Abstract]
Deferred tax assets used to offset deferred tax liabilities		(17,670)	(368)	(8)
Deferred tax liability (asset)		0	0	0
Deferred Tax Assets [Abstract]
Deferred tax assets used to offset deferred tax liabilities		(17,670)	(368)	(8)
Deferred tax assets not brought to account	[2]	(8,696)	(7,358)	(5,530)
Deferred tax liability (asset)		$ 0	$ 0	$ 0
Australia [Member]
Deferred Tax Assets [Abstract]
Income tax rate		27.50%	27.50%	27.50%
U.S. [Member]
Deferred Tax Assets [Abstract]
Income tax rate		21.00%	35.00%
Accrued Income [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		$ 0	$ 7	$ 8
Property, Plant and Equipment [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		17,670	361	0
Accrued Expenditure [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		59	50	15
Capital Allowances [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		676	934	860
Provision [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		495	369	6
Tax Losses Available to Offset against Future Taxable Income [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		$ 25,136	$ 6,373	$ 4,657

[1]	The United States Tax Cuts and Jobs Act of 2017 reduced the top U.S. federal corporate tax rate from 35% to one flat rate of 21%, effective from July 1, 2018 for the Group's U.S. subsidiaries.
[2]	The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit. The Group will assess the recoverability of the unrecognised deferred tax assets once 'commercial production' has been declared.